LIQUIDITY (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Apr. 08, 2025	Oct. 28, 2024	Aug. 31, 2025	Feb. 28, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Nov. 14, 2025	Apr. 04, 2025	Feb. 18, 2025
LiquidityLineItems [Line Items]
Net loss													$ 13,106,589	$ 10,247,133
Working capital deficit					$ (4,806,206)						$ (4,806,206)		16,122,611
Gross proceeds		$ 3,000,000		$ 7,500,000
Cash and cash equivalents					6,701,820						6,701,820		164,431	20,773		$ 164,433
Exercised of warrants shares																	22,730,680
Exercise of warrants	$ 2,000,000													1,167,566
Cash	$ 15,000,000				6,701,820			$ 289,346			6,701,820	$ 289,346	164,431	268,573	$ 5,700,000
Net Income (Loss) Attributable to Parent					3,451,950	$ 2,117,862	$ 2,089,910	$ 3,541,237	$ 3,510,480	$ 683,735	7,659,722	7,735,452	13,106,589	10,247,133
Working capital deficit					4,806,206						4,806,206		(16,122,611)
Proceeds from warrant exercise											5,573,304		5,573,304
Proceeds from offerings													$ 9,374,441	$ 8,145,381
Cash and cash equivalents					6,701,820						6,701,820
Restricted cash					$ 5,705,179						5,705,179
Series D Convertible Preferred Stock [Member]
LiquidityLineItems [Line Items]
Proceeds from convertible preferred stock			$ 12,725,000								12,725,000
Proceeds from warrant exercise			5,000,000								5,000,000
Proceeds from offerings			$ 17,755,000								$ 17,755,000